UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Report to Stockholders.

Advantus Short Duration Bond Fund
Institutional Class Shares – VBSIX

Advantus Strategic Dividend Income Fund
Investor Class Shares – ASDNX
Institutional Class Shares – VSDIX

Semi-Annual Report

www.advantuscapital.com	February 28, 2015

ADVANTUS FUNDS

February 28, 2015

Advantus Short Duration Bond Fund

Managers:
Thomas Houghton, CFA, Jane Wyatt, CFA, and David Land, CFA
Advantus Capital Management

MARKET SECTOR UPDATE

For the period December 16, 2014 (inception) and ending February 28, 2015, the Advantus Short Duration Bond Fund Institutional Class Shares returned 0.42 percent, outperforming the Barclays 1-3 Year Government/Credit Index, which returned 0.27 percent.

The U.S. economy continued to diverge from most of the rest of the developed world. It has benefitted from improvements in new hiring, capital investment, and the housing market. Oil prices were one of the big stories in the reporting period as West Texas Intermediate Crude Oil futures declined from $57 per barrel at the beginning of the reporting period, bottoming out at $45 per barrel in January, and ending the period at just under $50 per barrel.  Inflation continued to be low, before taking into account energy commodity prices. The U.S. dollar continued to strengthen throughout the period, reflecting the strength of the domestic economy. The other big story during the period was the continued debate over whether and when the Fed would begin its long-awaited tightening of monetary policy. As of the end of the period, the market expectations were for the first fed funds hike to occur in September at the earliest.

Rates in the short end of the curve were fairly volatile. The yield on the 2-year Treasury note ranged as high as 0.74 percent in late December and as low as 0.41 percent just a few weeks later, before finishing the period at 0.62 percent.

STRATEGY

The focus during this period was the building-out of the portfolio’s investments. During the period we were able to source many corporate bonds and asset-backed securities (ABS) with yields at attractive levels relative to Treasury bonds with similar durations. In particular in the corporate bond space the most attractive opportunities were in the energy, consumer cyclical and transportation sectors. We also found attractive securities in the financial sector, primarily in banking, insurance and REITs. In ABS we built out positions primarily in the auto and equipment loan sectors. In contrast, we found little value in the government agency or local authority sectors.

OUTLOOK

Divergent growth among the U.S., Europe and emerging markets has been driving diverging monetary policy. The U.S. is expected to tighten monetary policy while Europe, Japan and China will likely ease monetary policy in 2015. This is the first time in the current expansion that developed countries’ central bank policies will be at odds. With the U.S. tightening, we expect higher volatility in stocks and high-yield bonds, along with somewhat rising interest rates. Within the investment grade market, the conditions are good for narrowing spreads in mortgage-backed securities and commercial mortgage-backed securities as supply is still very low in these sectors. Investment grade corporate bond spreads begin the new reporting period at attractive valuations, having risen as a result of the fallout from lower oil prices. While volatility will likely rise and could impact the investment grade bond sectors as well during the year, we look for good returns in corporate bonds overall based on their attractive valuations and limited rise in interest rates. Spreads have widened a bit in the short end of the market as well and we intend to take advantage of the additional yield and to continue to add to positions in corporates and ABS.

ADVANTUS FUNDS

February 28, 2015

Advantus Strategic Dividend Income Fund

Managers:
Joseph Betlej, CFA, Lowell Bolken, CFA, and Craig Stapleton, CFA
Advantus Capital Management

MARKET SECTOR UPDATE

For the semi-annual period ending February 28, 2015, the Advantus Strategic Dividend Income Fund (SDI), institutional share class, returned 4.73 percent, underperforming its custom SDI benchmark and the Standard & Poor’s 500 Index at 5.67 and 6.12 percent, respectively. Dividend yield and relative volatility were consistent with our expectations.

Returns on income-oriented investments were driven by expectations for economic and employment growth, and interest rate volatility. The domestic economy benefitted from improvements in new hiring, capital investment, and the housing market. Volatility in interest rates due to bond market rallies impacted performance in interest rate sensitive securities during parts of the year.  During the period, the 10-Year U.S. Treasury yield peaked at 2.62 percent in mid-September, bottomed out at 1.64% in January, and rose to 1.99 percent at the end of February.  Oil prices were the big story in the reporting period as West Texas Intermediate Crude Oil futures declined from $93 per barrel at the beginning of the period, bottoming out at $45 per barrel in January, and ending the period at just under $50 per barrel.  Inflation continues to be low, before taking into account energy commodity prices.  The U.S. dollar continued to strengthen throughout the period, reflecting the strength of the domestic economy.  These factors provided a foundation for strong equity returns during the period.

Real Estate Investment Trusts (REITs) have performed well as the modest growth in the economy and employment gains have been stimulating the fundamentals of occupancy and rental rate growth for commercial real estate.  The fundamental strength, however, is not robust enough to generate a significant amount of new supply through development which could overwhelm the modest demand growth.  Apartments and self-storage properties have performed the best in the reporting period as the short term nature of their leases has reflected the economic growth, translating into operating income gains.  Shopping center and regional mall retail properties have felt the strength of the improving consumer armed with a stronger dollar, resulting in improving retail sales. Many high quality commercial real estate owners have tapped the low cost of capital available to the sector, providing for significant levered returns.  The visibility of earnings growth and quality of earnings has continued to attract investors to REITs.  While REITs have been trading at above average multiples, their earnings growth and underlying assets justify current pricing.

Projections for growth in energy infrastructure have flipped to only modest growth during the reporting period as energy commodity pricing has declined significantly.  While our portfolio mainly invests in pipelines, storage facilities and logistics which are supported by long term contracts from users, many of the producers are finding that lower oil prices are massively impacting their production plans. The Master Limited Partnership (MLP) universe sold off with oil prices. The midstream pipeline and storage companies stabilized sooner than the underlying commodity, reflecting the resilience of their cash flows.  Companies with low cost of capital advantage are finding a strong slate of future growth opportunities in the carnage. In the correction, MLP multiples have declined and yields have increased, providing a much better valuation.

Utilities have been deploying business plans to counter the headwinds of generally flat energy demand as only modest household growth is offset by energy efficiency improvements. Transmission investments have provided a strong area for growth in many utilities.  State mandated requirements for renewable generation have been

ADVANTUS FUNDS

providing a significant opportunity for investment.  Additionally, improvements in reliability and durability of current systems are also being added to rate base for regulated utilities. Regulated utilities have been benefiting from low cost debt financing, but are facing downward pressure from regulators on allowed returns on investment.

Preferred stocks performed well as interest rates declined during the period.  Treasury Inflation Protected Securities (TIPs) were slightly negative as there is only modest inflation in the domestic economy.

STRATEGY

Major moves in the portfolio had much to do with exposure to oil price declines and the volatile interest rate environment.  Additional exposure to economic and policy issues drove other moves.

MLPs began the period at a large overweight versus the target benchmark weight on strong growth projections.  As the market took in account the decrease in capital investment in the energy space, the stocks declined.  Our overweight to the underperforming sector hurt portfolio returns, but much of that was offset by stock selection in MLPs.  Strategically, the decision was made to liquidate those MLPs with perceived commodity risk or liquidity concerns.  Particular benefit was found through participation in 3 MLP IPOs (Initial Public Offerings) and the consolidation of the Kinder Morgan entities.

REITs were an underweight relative to target weight during most of the performance period on concerns of relative valuation.  While the underweight in the best performing sector hurt performance, selection was negative.  The slower growth, high dividend names in the REIT space underperformed companies with better near term growth.  Stock picking in healthcare facility and multifamily REITs did help performance, while picks in regional malls and office detracted from performance.  Of note, the portfolio’s exposure to Canadian REITs was sold due to currency concerns.

As utility stock multiples peaked near the end of 2014, the portfolio weight in the sector continued to decline.  The underweight to utilities hurt performance, but stock selection provided outperformance in the group. Exposure to regulated utilities with better growth profiles helped performance.

With inflation being dormant, the portfolio exposure to TIPs was below the weight in the custom benchmark for this underperforming sector, generating significant relative performance. Exposure to non-benchmark infrastructure stocks also provided excess returns.

OUTLOOK

The slow growth, low inflation environment is constructive for target investments of SDI.  The portfolio continues to be exposed to companies with predictable cash flow with balance sheets that can allow them to take advantage of market opportunities.  REITs should continue to attract investment capital if the commercial real estate market continues to produce strong operating income.  The recent consolidation in Utility stock valuations has provided better value opportunities in companies with growing service territories and favorable regulatory environments.  MLPs returns will be partially tied to commodity returns, but we expect that the best companies will be those with strong access to capital as it may become scarce in the near term.  Favorable conditions could remain in place unless a catalyst of higher rates, significant shifts in economic strength, global unrest or other issues play a major impact on the market. Earnings growth should continue to lead to dividend increases, offsetting some of the impact of potentially higher interest rates.

The information contained herein represents the opinion of Advantus Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

ADVANTUS FUNDS

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Mutual fund investing involves risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in a specific industry such as REITs or real estate securities. These include risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investing in small and medium-sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The Funds may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Investments in ETFs and ETNs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. The funds may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. Covered calls may limit the upside potential of the underlying security. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Municipal securities are subject to adverse political or economic factors, including changes in the tax law. Derivatives involve special risks including leverage, correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Funds may invest in illiquid securities which involve the risk that the securities will not be able to be sold at the time or prices desired by the fund, particularly during times of market turmoil.

The SDI Benchmark is a custom benchmark created by Advantus, it is comprised of 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index; 12% Barclay’s Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT. Alerian MLP Total Return Index – a composite of the 50 most prominent energy Master Limited Partnerships (MLPs). Barclays Capital US Government Inflation Linked Bond Index – an index that includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity of index rebalancing date, with an issue size equal to or in excess of $500 million. The S&P 500 Index is an unmanaged, market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. S&P 500 Utilities Index – an index of those companies included in the S&P 500 that are classified as members of the GICS (registered symbol) utilities sector. Wells Fargo Hybrid & Preferred REIT Index – an index composed exclusively of preferred shares and depository shares designed to track the performance of preferred securities issued in the U.S. markets by Real Estate Investment Trusts (REITs). Wilshire Real Estate Securities Index – an index of publicly traded U.S. real estate equity securities. The Barclays U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indexes. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).  It is not possible to invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Must be preceded or accompanied by a prospectus.

The Advantus Funds are distributed by Quasar Distributors, LLC.

ADVANTUS SHORT DURATION BOND FUND

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return % – As of February 28, 2015

Since Inception(1)
Advantus Short Duration Bond Fund – Institutional Class	0.42%
Barclays 1-3 Year US Government/Credit Bond Index(2)	0.27%

(1)	December 16, 2014.
(2)
The Barclays 1-3 Year US Government/Credit Bond Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.  This Index cannot be invested in directly.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return % – As of February 28, 2015

		Since Inception(1)
Advantus Strategic Dividend Income Fund – Investor Class		7.33%
S&P 500 Index(2)		7.13%
Advantus SDI Benchmark(3)		4.60%

	One Year	Since Inception(4)
Advantus Strategic Dividend Income Fund – Institutional Class	18.38%	13.06%
S&P 500 Index(2)	15.51%	19.27%
Advantus SDI Benchmark(3)	17.55%	11.32%

(1)	December 16, 2014. This return is not annualized.
(2)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(3)
The Advantus SDI Benchmark is comprised of 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index; 12% Barclay’s Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT Index. This Index cannot be invested in directly.

(4)	September 12, 2012.

ADVANTUS FUNDS

Expense Example (Unaudited)
February 28, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advantus Short Duration Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/16/2014	2/28/2015	12/16/2014 – 2/28/2015(1)
Institutional Class Actual(2)	$1,000.00	$1,004.20	$0.91
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,009.22	$0.92

(1)
Expense are equal to the Fund’s annualized expense ratio for the period since inception of 0.45%, multiplied by the average account value over the period, multiplied by 74/365 to reflect the period since inception.

(2)	Based on the actual returns of 0.42% for the period December 16, 2014 through February 28, 2015.

ADVANTUS FUNDS

Expense Example (Unaudited) – Continued
February 28, 2015

Advantus Strategic Dividend Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/2014	2/28/2015	9/1/2014 – 2/28/2015(3)
Investor Class Actual(4)(5)	$1,000.00	$1,073.30	$6.17
Investor Class Hypothetical
(5% annual return before expenses)(5)	$1,000.00	$1,007.70	$5.97
Institutional Class Actual(4)	$1,000.00	$1,047.30	$4.82
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.08	$4.76

(3)
Expenses are equal to the Fund’s annualized expense ratio for the period of 1.20% and 0.95% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period divided by 365.

(4)
Based on the actual returns of 7.33% for the period December 16, 2014 through February 28, 2015 for the Investor Class.  Based on the actual returns for the six-month period ended February 28, 2015 of 4.73% for the Institutional Class.

(5)	Investor Class inception was December 16, 2014. All values assume a beginning date of December 16, 2014 for the Investor Class.

ADVANTUS SHORT DURATION BOND FUND

Sector Allocation (Unaudited)
As of February 28, 2015(1)
(% of net assets)

Top Ten Holdings (Unaudited)
As of February 28, 2015(1)
(% of net assets)

U.S. Treasury Bond, 0.375%, 10/31/2016	19.3%
U.S. Treasury Bond, 0.750%, 03/15/2017	4.9%
U.S. Treasury Bond, 3.250%, 07/31/2016	3.8%
Symetra Financial, 6.125%, 04/01/2016	1.7%
UAL, Series 09-1, 10.400%, 05/01/2018	1.5%
Unum Group, 7.125%, 09/30/2016	1.4%
Regency Energy Partners, 6.500%, 07/15/2021	1.3%
Bank of America, Series BKNT, 5.300%, 03/15/2017	1.3%
Chesapeake Midstream Partners, 6.125%, 07/15/2022	1.3%
Tenneco, 6.875%, 12/15/2020	1.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Sector Allocation (Unaudited)
As of February 28, 2015(1)
(% of net assets)

Top Ten Equity Holdings (Unaudited)
As of February 28, 2015(1)
(% of net assets)

Macquarie Infrastructure Company	4.3%
STAG Industrial	3.2%
EPR Properties	2.7%
Physicians Realty Trust	2.4%
Plains All American Pipeline	2.3%
Buckeye Partners	2.3%
Spirit Realty Capital	2.2%
OMEGA Healthcare Investors	2.1%
Select Income REIT	2.1%
Starwood Property Trust	2.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

CORPORATE BONDS – 37.5%

Airlines – 4.4%
Continental Airlines
Series B, Class B
6.000%, 01/12/2019	$106,046	$110,818
Delta Airlines
Series B
6.875%, 5/07/2019 (a)	326,685	362,621
Northwest Airlines
Series 02-1
6.264%, 05/20/2023	137,612	149,736
UAL
Series 09-1
10.400%, 05/01/2018	558,300	616,195
Series 09-2
9.750%, 7/15/2018	474,878	527,114
		1,766,484

Automotive – 4.7%
Dana Holding
6.750%, 02/15/2021	500,000	532,500
Ford Motor Credit
2.145%, 01/09/2018	400,000	404,615
General Motors Financial
4.750%, 08/15/2017	400,000	425,100
Tenneco
6.875%, 12/15/2020	500,000	535,525
		1,897,740

Banks – 7.3%
Astoria Financial
5.000%, 06/19/2017	500,000	529,915
Bank of America
Series BKNT
5.300%, 03/15/2017	500,000	536,985
Capital One
Series BKNT
0.935%, 02/05/2018 (b)	500,000	501,358
Citigroup
1.800%, 02/05/2018	500,000	499,748

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

CORPORATE BONDS – 37.5% (Continued)

Banks – 7.3%
Credit Suisse New York
1.750%, 01/29/2018	$500,000	$500,736
Santander Bank
2.000%, 01/12/2018	350,000	350,464
		2,919,206

Chemicals – 1.2%
Ecolab
1.550%, 01/12/2018	500,000	499,961

Diversified Financial Services – 2.5%
Ally Financial
3.250%, 02/13/2018	500,000	500,625
NYSE Euronext Holdings
2.000%, 10/05/2017	500,000	507,419
		1,008,044

Food – 0.7%
ConAgra Foods
1.900%, 01/25/2018	270,000	269,789

Insurance – 3.1%
Symetra Financial
6.125%, 04/01/2016 (a)(c)	655,000	682,699
Unum Group
7.125%, 09/30/2016	500,000	543,955
		1,226,654

Pipelines – 6.5%
Chesapeake Midstream Partners
6.125%, 07/15/2022	500,000	535,860
Kinder Morgan
7.000%, 06/15/2017	250,000	277,950
NuStar Logistics
8.150%, 04/15/2018	400,000	453,000
Regency Energy Partners
6.500%, 07/15/2021	500,000	537,500
TransCanada
1.875%, 01/12/2018	500,000	503,992
Williams Partners
7.250%, 02/01/2017	250,000	275,374
		2,583,676

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

CORPORATE BONDS – 37.5% (Continued)

Real Eastate Investment Trusts – 2.6%
ARC Properties Operating Partnership
2.000%, 02/06/2017	$250,000	$243,772
Select Income REIT
2.850%, 02/01/2018	430,000	432,003
Ventas Realty
1.250%, 04/17/2017	350,000	348,953
		1,024,728

Retail – 1.3%
Dollar General
4.125%, 07/15/2017	500,000	524,895

Utilities – 3.3%
Dayton Power & Light
1.875%, 09/15/2016	300,000	303,457
Eversource Energy
1.600%, 01/15/2018	500,000	500,309
Southern California Edison
1.845%, 02/01/2022	500,000	500,754
		1,304,520

Total Corporate Bonds
(Cost $14,977,080)		15,025,697

U.S. GOVERNMENT SECURITIES – 29.5%

U.S. Treasury Bonds – 29.5%
0.500%, 06/30/2016 (d)	100,000	100,125
3.250%, 07/31/2016	1,475,000	1,534,000
0.375%, 10/31/2016	7,750,000	7,732,438
0.500%, 01/31/2017	275,000	274,506
0.750%, 03/15/2017	1,950,000	1,954,570
0.625%, 08/31/2017	220,000	218,780
Total U.S. Government Securities
(Cost $11,813,091)		11,814,419

ASSET BACKED SECURITIES – 26.6%

Automotive – 14.7%
Bank of America Auto Trust
Series 2012-1, Class D
2.990%, 03/15/2019	200,000	203,538

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

ASSET BACKED SECURITIES – 26.6% (Continued)

Automotive – 14.7% (Continued)
Carmax Auto Owner Trust
Series 2012-3, Class C
1.500%, 08/15/2018	$500,000	$503,186
Series 2013-1, Class C
1.540%, 12/15/2018	500,000	502,298
Series 2012-3, Class D
2.290%, 04/15/2019	120,000	121,622
Series 2013-4, Class B
1.710%, 07/15/2019	320,000	318,424
Series 2014-1, Class D
2.430%, 08/17/2020	340,000	336,268
Ford Credit Auto Owner Trust
Series 2012-A, Class D
2.940%, 07/15/2018	270,000	276,165
Series 2012-C, Class D
2.430%, 01/15/2019	405,000	411,422
Series 2013-D, Class A4
1.110%, 02/15/2019	100,000	99,993
Series 2013-D, Class C
1.720%, 07/15/2019	490,000	491,883
Harley-Davidson Motorcycle Trust
Series 2013-1, Class A4
0.870%, 07/15/2019	200,000	199,804
Honda Auto Receivables Owner Trust
Series 2015-1, Class A3
1.050%, 10/15/2018	500,000	499,276
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.610%, 05/15/2018	101,000	102,504
Series 2013-A, Class B
1.130%, 09/17/2018	210,000	209,954
Series 2013-B, Class C
1.710%, 02/15/2019	108,000	107,987
Series 2013-C, Class B
2.100%, 03/15/2019	410,000	416,366
Series 2013-B, Class D
2.480%, 09/16/2019	100,000	100,155

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

ASSET BACKED SECURITIES – 26.6% (Continued)

Automotive – 14.7% (Continued)
Toyota Auto Receivables Owner Trust
Series 2013-B, Class A4
1.460%, 01/15/2019	$150,000	$151,279
USAA Auto Owner Trust
Series 2014-1, Class B
1.340%, 08/17/2020	500,000	500,599
Volvo Financial Equipment
Series 2013-1A, Class C
1.620%, 08/17/2020 (a)(c)	200,000	200,500
World Omni Auto Receivables Trust
Series 2013-B, Class B
1.720%, 08/17/2020	145,000	145,215
		5,898,438

Credit Cards – 1.5%
Chase Issuance Trust
Series 2014-A7, Class A
1.380%, 11/15/2019	100,000	100,017
Citibank Credit Card Issuance Trust
Series 2014-A4, Class A4
1.230%, 04/24/2019	500,000	500,730
		600,747

Industrial – 7.4%
CNH Equipment Trust
Series 2014-C, Class A3
1.050%, 11/15/2019	485,000	483,930
Series 2013-A, Class A4
1.010%, 02/18/2020	265,000	264,849
Series 2014-B, Class B
1.930%, 11/15/2021	430,000	430,951
GE Equipment Transportation
Series 2012-2, Class C
1.310%, 09/24/2020	100,000	100,496
Series 2013-2, Class B
1.820%, 10/25/2021	500,000	502,286
Series 2014-1, Class A4
1.480%, 08/23/2022	397,000	397,649

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

ASSET BACKED SECURITIES – 26.6% (Continued)

Industrial – 7.4%
Kubota Credit Owner Trust
Series 2015-1A, Class A3
1.540%, 03/15/2019 (a)	$500,000	$499,179
Longtrain Leasing III
Series 2015-1A, Class A1
2.980%, 01/15/2045 (a)(e)	267,634	267,617
		2,946,957

Manufactured Housing – 1.1%
Credit Suisse First Boston
Series 2002-MH3, Class A
6.700%, 12/25/2031	411,591	443,174

Student Loans – 1.9%
Social Professional Loan Program
Series 2014-B, Class A1
1.418%, 08/25/2032 (a)(b)(c)	269,839	270,342
Series 2015-A, Class A1
1.419%, 03/25/2033 (a)(b)(c)	500,000	500,562
		770,904
Total Asset Backed Securities
(Cost $10,637,567)		10,660,220

MORTGAGE BACKED SECURITIES – 3.5%

Commercial – 2.5%
COMM Mortgage Trust
Series 2012-9W57, Class A
2.365%, 02/10/2029 (a)	500,000	510,733
Credit Suisse Mortgage Trust
Series 2014-ICE, Class B
1.450%, 04/15/2027 (a)	500,000	498,157
		1,008,890

U.S. Government Agency – 1.0%
Federal National Mortgage Association
Series 14-C02, Class 2M1
1.121%, 05/25/2024	418,376	411,888

Total Mortgage Backed Securities
(Cost $1,419,080)		1,420,778

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Shares	Value

PREFERRED STOCK – 1.3%

Technology – 1.3%
Pitney Bowes International Holdings, Series F, 6.125% (a)(c)
(Cost $531,250)	500	$529,844

SHORT-TERM INVESTMENT – 0.8%
First American Government Obligations, Class Z, 0.02% (b)
(Cost $328,835)	328,835	328,835
Total Investments – 99.2%
(Cost $39,706,903)		39,779,793
Other Assets and Liabilities, Net – 0.8%		335,250
Total Net Assets – 100.0%		$40,115,043

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2015, the market value of these investments were $4,322,254, or 10.8% of total net assets.

(b)	Variable rate security – The rate shown is the rate in effect as of February 28, 2015.
(c)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. See notes 2 and 3 in Notes to the Financial Statements.
(d)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(e)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy. See notes 2 and 3 in Notes to the Financial Statements.

Schedule of Open Futures Contracts (Unaudited)

	Number of			Unrealized
Description	Contracts Sold	Notional Value	Settlement Month	Appreciation
U.S. Treasury 5 Year Note Futures	(17)	$(2,027,781)	June 2015	$3,285

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Shares	Value

REIT COMMON STOCKS – 48.7%

Apartments – 1.6%
Education Realty Trust	3,809	$133,544
Home Properties	1,200	80,124
Mid-America Apartment Communities	16,000	1,159,520
		1,373,188

Health Care – 14.0%
BioMed Realty Trust	47,800	1,063,072
Health Care REIT	14,800	1,141,228
Healthcare Trust of America, Class A	51,400	1,426,350
LTC Properties	34,200	1,526,346
National Health Investors	5,000	355,900
OMEGA Healthcare Investors	44,459	1,781,028
Physicians Realty Trust	121,015	1,990,697
Sabra Health Care REIT	48,600	1,588,734
Senior Housing Properties Trust	11,595	259,148
Ventas	10,100	752,147
		11,884,650

Hotels – 4.6%
Chatham Lodging Trust	11,849	343,858
Chesapeake Lodging Trust	7,900	280,924
Hersha Hospitality Trust	10,800	72,468
Hospitality Properties Trust	56,700	1,746,927
LaSalle Hotel Properties	21,900	852,348
RLJ Lodging Trust	19,600	623,476
		3,920,001

Industrial – 3.3%
STAG Industrial	109,800	2,739,510

Manufactured Homes – 1.3%
Sun Communities	16,400	1,108,476

Mortgage – 4.3%
Colony Financial	55,649	1,402,911
Starwood Property Trust	72,000	1,756,800
Two Harbors Investment	43,200	451,008
		3,610,719

Net Lease – 11.1%
Agree Realty	45,104	1,480,764

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Shares	Value

REIT COMMON STOCKS – 48.7% (Continued)

Net Lease – 11.1% (Continued)
Easterly Government Properties (a)	46,000	$740,600
EPR Properties	37,200	2,269,572
Select Income REIT	71,500	1,765,335
Spirit Realty Capital	154,320	1,890,420
STORE Capital	57,200	1,295,008
		9,441,699

Office – 1.9%
Brandywine Realty Trust	17,800	282,130
Columbia Property Trust	23,200	600,648
DuPont Fabros Technology	7,400	231,694
Parkway Properties	27,900	491,319
		1,605,791

Retail – 5.5%
CBL & Associates Properties	45,400	908,908
Excel Trust	73,999	1,013,786
Kite Realty Group Trust	28,475	806,412
Ramco-Gershenson Properties Trust	29,900	559,728
WP GLIMCHER	77,600	1,344,808
		4,633,642

Specialty – 1.1%
CatchMark Timber Trust, Class A	49,600	601,648
Plum Creek Timber Company	7,100	308,424
		910,072
Total REIT Common Stocks
(Cost $34,814,003)		41,227,748

OTHER COMMON STOCKS – 20.9%

Energy – 2.1%
ConocoPhillips	3,300	215,160
Kinder Morgan	38,097	1,562,358
		1,777,518

Infrastructure – 5.4%
Brookfield Infrastructure Partners (b)	20,800	945,360
Macquarie Infrastructure Company	46,300	3,639,643
		4,585,003

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Shares	Value

OTHER COMMON STOCKS – 20.9% (Continued)

Telecommunications – 3.9%
AT&T	33,925	$1,172,448
CenturyLink	10,160	384,658
Frontier Communications	60,600	483,588
Verizon Communications	25,100	1,241,195
		3,281,889

Utilities – 9.5%
Abengoa Yield (b)	20,700	678,753
ALLETE	7,400	405,816
CenterPoint Energy	34,300	713,097
Dominion Resources	4,170	300,615
Duke Energy	7,600	596,980
Pattern Energy Group	29,135	810,536
Pinnacle West Capital	8,500	544,680
PPL	39,518	1,347,564
TECO Energy	78,100	1,533,103
TerraForm Power, Class A	2,500	86,825
UIL Holdings	20,899	1,056,444
		8,074,413
Total Other Common Stocks
(Cost $15,647,258)		17,718,823

MASTER LIMITED PARTNERSHIPS – 11.7%

Energy – 11.7%
Antero Midstream Partners	17,900	465,400
Buckeye Partners	24,600	1,912,404
Columbia Pipeline Partners (a)	45,900	1,270,971
Energy Transfer Partners	17,404	1,035,190
Enterprise Products Partners	30,684	1,023,005
MarkWest Energy Partners	22,000	1,428,900
Plains All American Pipeline	38,768	1,934,135
Shell Midstream Partners	10,000	390,600
Sprague Resources	18,648	454,265
Total Master Limited Partnerships
(Cost $8,534,459)		9,914,870

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Shares	Value

REIT PREFERRED STOCKS – 9.7%

Hotels – 1.7%
Hospitality Properties Trust, Series D, 7.125%	5,300	$141,881
LaSalle Hotel Properties, Series I, 6.375%	29,200	758,616
Pebblebrook Hotel Trust, Series A, 7.875%	7,476	195,647
Summit Hotel Properties, Series C, 7.125%	14,200	366,218
		1,462,362

Manufactured Homes – 0.5%
Equity LifeStyle Properties, Series C, 6.750%	16,500	435,435

Office – 2.2%
Digital Realty Trust, Series E, 7.000%	16,100	428,743
Kilroy Realty, Series H, 6.375%	14,400	366,480
PS Business Parks, Series S, 6.450%	25,100	665,401
PS Business Parks, Series U, 5.750%	17,100	425,619
		1,886,243

Retail – 5.3%
CBL & Associates Properties, Series E, 6.625%	34,400	908,160
DDR, Series J, 6.500%	26,500	692,710
Kimco Realty, Series K, 5.625%	5,900	146,733
National Retail Properties, Series D, 6.625%	16,300	431,787
National Retail Properties, Series E, 5.700%	35,500	898,150
Realty Income, Series F, 6.625%	3,026	80,945
Saul Centers, Series C, 6.875%	14,600	382,228
Taubman Centers, Series J, 6.500%	20,400	527,748
Urstadt Biddle Properties, Series F, 7.125%	10,500	284,708
Urstadt Biddle Properties, Series G, 6.750%	4,100	106,805
		4,459,974
Total REIT Preferred Stocks
(Cost $7,766,046)		8,244,014

	Par

U.S. GOVERNMENT SECURITIES – 6.9%

U.S. Treasury Bonds – 6.9%
0.125%, 04/15/2018 (c)	$507,900	517,463
1.250%, 07/15/2020 (c)	538,350	582,974
1.125%, 01/15/2021 (c)	536,705	576,287
0.625%, 07/15/2021 (c)	520,915	546,310
0.125%, 07/15/2022 (c)	510,545	516,368

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2015

		Fair
	Par	Value

U.S. GOVERNMENT SECURITIES – 6.9% (Continued)

U.S. Treasury Bonds – 6.9% (Continued)
0.125%, 01/15/2023 (c)	$406,916	$409,205
0.375%, 07/15/2023 (c)	504,500	518,137
2.375%, 01/15/2025 (c)(d)	622,855	757,012
3.875%, 04/15/2029 (c)	714,175	1,052,962
2.125%, 02/15/2040 (c)	271,598	364,917
Total U.S. Government Securities
(Cost $5,945,232)		5,841,635

CORPORATE BONDS – 1.3%

Consumer Discretionary – 0.6%
DIRECTV Holdings
4.450%, 04/01/2024	500,000	534,572

Energy – 0.7%
Enlink Midstream Partners
4.400%, 04/01/2024	500,000	532,873
Total Corporate Bonds
(Cost $1,060,524)		1,067,445

	Shares
EXCHANGE TRADED FUND – 0.2%
PowerShares DB Commodity Index Tracking Fund (a)
(Cost $235,695)	8,900	161,713

SHORT-TERM INVESTMENT – 0.9%
First American Government Obligations, Class Z, 0.02% (e)
(Cost $724,680)	724,680	724,680

Total Investments – 100.3%
(Cost $74,727,897)		84,900,928
Other Assets and Liabilities, Net – (0.3)%		(212,801)
Total Net Assets – 100.0%		$84,688,127

(a)	Non-income producing security.
(b)	The Portfolio had 1.9% of net assets in foreign securities at February 28, 2015.
(c)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(e)	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2015.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Open Futures Contracts (Unaudited)
February 28, 2015

	Number of			Unrealized
Description	Contracts Purchased	Notional Value	Settlement Month	Depreciation
CBOE Volatility Index	9	$156,375	April 2015	(6,549)
CBOE Volatility Index	15	237,375	March 2015	(27,415)
				$(33,964)

See Notes to the Financial Statements

ADVANTUS FUNDS

Statement of Assets and Liabilities (Unaudited)
February 28, 2015

	Short Duration	Strategic Dividend
	Bond Fund	Income Fund

ASSETS:
Investments, at fair value
(cost $39,706,903 and $74,727,897, respectively)	$39,779,793	$84,900,928
Cash	—	14,396
Receivable for investment securities sold	1,132,242	751,223
Dividends & interest receivable	168,315	183,636
Return of capital receivable	—	11,024
Receivable for adviser reimbursements	3,145	—
Prepaid expenses	16,349	16,988
Total assets	41,099,844	85,878,195

LIABILITIES:
Bank overdraft	2,125	—
Payable for investment securities purchased	950,561	1,105,525
Payable to adviser, net	—	39,832
Payable for fund administration & accounting fees	8,126	14,513
Payable for compliance fees	1,704	1,787
Payable for custody fees	572	2,577
Payable for transfer agent fees and expenses	4,169	7,300
Payable to trustees	—	770
Accrued expenses	17,544	17,734
Accrued distribution fees	—	30
Total liabilities	984,801	1,190,068

NET ASSETS	$40,115,043	$84,688,127

NET ASSETS CONSIST OF:
Paid-in capital	$40,043,910	$72,236,934
Accumulated undistributed net investment income (loss)	(37)	459,903
Accumulated undistributed net realized gain (loss) on investments	(5,004)	1,852,223
Net unrealized appreciation on investments and translations of foreign currency	72,890	10,173,031
Net unrealized appreciation (depreciation) on futures contracts	3,284	(33,964)
Net Assets	$40,115,043	$84,688,127

Investor Class Shares
Net Assets	—	$199,398
Shares issued and outstanding(1)	—	16,803
Net asset value, offering price, and redemption price per share	—	$11.87

Institutional Class Shares
Net Assets	$40,115,043	$84,488,729
Shares issued and outstanding(1)	3,999,885	7,117,205
Net asset value, offering price, and redemption price per share	$10.03	$11.87

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ADVANTUS FUNDS

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2015

	Short Duration	Strategic Dividend
	Bond Fund(1)	Income Fund

INVESTMENT INCOME:
Dividends from common stock	$—	$1,854,779
Less: Foreign taxes withheld	—	(1,589)
Net dividend income from common stock	—	1,853,190
Distributions received from master limited partnerships	—	231,924
Less: return of capital on distributions	—	(231,924)
Net distribution income from master limited partnerships	—	—
Interest income	67,737	(80,094)
Total investment income	67,737	1,773,096

EXPENSES:
Advisory fees (See note 5)	19,339	315,624
Fund administration & accounting fees (See note 5)	14,710	44,757
Federal & state registration fees	8,436	16,331
Audit fees	5,030	9,927
Transfer agent fees (See note 5)	4,988	17,511
Legal fees	2,438	5,697
Compliance fees (See note 5)	2,216	5,669
Trustee fees (See note 5)	2,146	4,829
Postage & printing fees	2,118	3,517
Custody fees (See note 5)	1,608	15,804
Other	1,248	3,709
Distribution fees – Investor Class (See note 6)	—	64
Total expenses before reimbursement	64,277	443,439
Less: Reimbursement by Adviser	(39,413)	(43,477)
Net expenses	24,864	399,962

NET INVESTMENT INCOME	42,873	1,373,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, including foreign currency gain	(8,854)	2,552,349
Net realized gain (loss) on futures contracts	3,850	(792)
Net change in unrealized appreciation of
investments and translations of foreign currency	72,890	50,907
Net change in unrealized appreciation (depreciation) on futures contracts	3,284	(33,964)

Net realized and unrealized gain on investments	71,170	2,568,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,043	$3,941,634

(1)	Inception date of the Short Duration Bond Fund was December 16, 2014.

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Statement of Changes in Net Assets

For the Period
Inception through
February 28, 2015(1)
(Unaudited)

OPERATIONS:
Net investment income	$42,873
Net realized loss on investments	(8,854)
Net realized gain on futures contracts	3,850
Net change in unrealized appreciation of investments	72,890
Net change in unrealized appreciation on futures contracts	3,284
Net increase in net assets resulting from operations	114,043

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,001,000
Proceeds from reinvestment of distributions	42,910
Payments for shares redeemed	—
Net increase in net assets resulting from capital share transactions	40,043,910

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,910)
From net realized gains	—
Total distributions to shareholders	(42,910)

TOTAL INCREASE IN NET ASSETS	40,115,043

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment loss of $(37).	$40,115,043

(1)	Inception date of the Fund was December 16, 2014.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014

OPERATIONS:
Net investment income	$1,373,134	$2,300,018
Net realized gain on investments, including foreign currency gain	2,552,349	3,168,372
Net realized loss on futures contracts	(792)	(286,580)
Net realized gain on written option contracts	—	2,450
Net change in unrealized appreciation on
investments and translations of foreign currency	50,907	10,362,612
Net change in unrealized depreciation on futures contracts	(33,964)	(3,237)
Net increase in net assets resulting from operations	3,941,634	15,543,635

CAPITAL SHARE TRANSACTIONS:
Investor Class(1):
Proceeds from shares sold	192,340	—
Proceeds from reinvestment of distributions	4,292	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	196,632	—
Institutional Class:
Proceeds from shares sold	1,581,000	13,327,839
Proceeds from reinvestment of distributions	2,354,057	2,088,911
Payments for shares redeemed	(5,618,595)	(974,936)
Increase (decrease) in net assets resulting from Institutional Class transactions	(1,683,538)	14,441,814
Net increase (decrease) in net assets resulting from capital share transactions	(1,486,906)	14,441,814

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class(1)	(280)	—
Institutional Class	(878,334)	(2,122,193)
From net realized gains
Investor Class(1)	(4,012)	—
Institutional Class	(3,400,720)	(1,581,897)
Total distributions to shareholders	(4,283,346)	(3,704,090)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,828,618)	26,281,359

NET ASSETS:
Beginning of period	86,516,745	60,235,386
End of period, including undistributed (distributions in excess of)
net investment income of $459,903 and $(34,617), respectively.	$84,688,127	$86,516,745

(1)	Inception date of the Investor Class was December 16, 2014.

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

Financial Highlights

For the Period
December 16, 2014
(Inception) through
February 28, 2015
(Unaudited)
PER SHARE DATA:(1)
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.04

LESS DISTRIBUTIONS:
From net investment income	(0.01)
From net capital gains	—
Total distributions	(0.01)
Net asset value, end of period	$10.03

TOTAL RETURN(2)	0.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$40.1

Ratio of expenses to average net assets:
Before expense reimbursement(3)	1.16%
After expense reimbursement(3)	0.45%

Ratio of net investment income to average net assets:
Before expense reimbursement(3)	0.06%
After expense reimbursement(3)	0.77%

Portfolio turnover rate(2)	109%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Financial Highlights

For the Period
December 16, 2014
(Inception) through
February 28, 2015
Investor Class	(Unaudited)

PER SHARE DATA:(1)
Net asset value, beginning of period	$11.47

INVESTMENT OPERATIONS:
Net investment income	0.15
Net realized and unrealized gain on investments and translations of foreign currency	0.74
Total from investment operations	0.89

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net capital gains	(0.46)
Total distributions	(0.49)
Net asset value, end of period	$11.87

TOTAL RETURN(2)	7.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.2

Ratio of expenses to average net assets:
Before expense reimbursement(3)	1.34%
After expense reimbursement(3)	1.20%

Ratio of net investment income to average net assets:
Before expense reimbursement(3)	2.88%
After expense reimbursement(3)	3.02%

Portfolio turnover rate(2)	40%

(1)	For an Investor Class Share outstanding for the entire period.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Financial Highlights

	For the Six		For the Period
	Months Ended	For the	September 12, 2012
	February 28, 2015	Year Ended	(Inception) through
Institutional Class	(Unaudited)	August 31, 2014	August 31, 2013

PER SHARE DATA:(1)
Net asset value, beginning of period	$11.91	$10.22	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.19	0.34	0.29
Net realized and unrealized gain on investments
and translations of foreign currency	0.35	1.90	0.24
Total from investment operations	0.54	2.24	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.32)	(0.31)
From net capital gains	(0.46)	(0.23)	— (2)
Total distributions	(0.58)	(0.55)	(0.31)
Net asset value, end of period	$11.87	$11.91	$10.22

TOTAL RETURN(3)	4.73%	22.78%	5.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$84.5	$86.5	$60.2

Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.05%	1.07%	1.22%
After expense reimbursement(4)	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets:
Before expense reimbursement(4)	3.16%	2.99%	2.79%
After expense reimbursement(4)	3.26%	3.11%	3.06%

Portfolio turnover rate(3)	40%	65%	37%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Amount per share is less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2015

1.	ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Advantus Short Duration Bond Fund (“Short Duration Bond Fund”), and the Advantus Strategic Dividend Income Fund (“Strategic Dividend Income Fund”) (or collectively, “the Funds”) are each a diversified series with their own investment objectives and policies within the Trust.

The investment objective of the Short Duration Bond Fund is current income while preserving capital and maintaining liquidity.  The Short Duration Bond Fund seeks to achieve its objective by investing at least 80% of net assets (plus any borrowings for investment purposes) in bonds.  Advantus Capital Management, Inc. (the “Adviser”) may also invest up to (i) 20% of the Short Duration Bond Fund’s total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Adviser (also known as “junk bonds”) and (ii) 25% of its total assets in non-U.S. issuers, of which no more than 10% of its total assets in securities denominated in foreign currencies.  The Short Duration Bond Fund commenced operations on December 16, 2014.  The Short Duration Bond Fund currently offers two classes of shares: the Investor Class and Institutional Class.  As of February 28, 2015, Investor Class shares were not yet available.

The investment objective of the Strategic Dividend Income Fund is above average income and long-term growth of capital.  The Strategic Dividend Income Fund seeks to achieve its objective by investing primarily in dividend-paying equity securities, including common and preferred stocks of utilities, infrastructure-related, real estate-related and other companies.  Typically, the Adviser allocates 50% or more of the Strategic Dividend Income Fund’s total assets to real estate securities. The Strategic Dividend Income Fund may also invest up to 25% of its total assets in the securities of master limited partnerships (“MLPs”). In addition, the Adviser may invest in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), Treasury inflated-protected securities (“TIPS”), futures, and may write covered calls to accomplish one or more of the following: manage inflation or volatility, increase income, or gain market exposure. The Fund commenced operations on September 12, 2012. The Strategic Dividend Income Fund currently offers two classes of shares, the Investor Class and Institutional Class.  Investor Class shares are subject up to a 0.25% 12b-1 fee.

Any reference to the fiscal period for the Short Duration Bond Fund equals the period since commencement through February 28, 2015.  Any reference to the fiscal period for the Strategic Dividend Income Fund equals the six month period ended February 28, 2015.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

Funds.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended February 28, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 28, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended February 28, 2015, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Short Duration Bond Fund will declare daily and pay monthly distributions of net investment income.  The Strategic Dividend Income Fund will make distributions of net investment income quarterly.  Any net realized long term or short term capital gains on sales of the Funds’ securities are distributed to shareholders at least annually. Distributions from net realized gains for book purposes may include short term capital gains. All short term capital gains are included in ordinary income for tax purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes, such as differing book and tax treatments of MLP and REIT investments, derivatives and the deferral of wash sales.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Distributions received from the Strategic Dividend Income Fund’s investments in MLPs generally are comprised of ordinary income and return of capital from the MLPs. The Strategic Dividend Income Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received.  Such estimates are based on information provided by each MLP and other industry sources.  These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Strategic Dividend Income Fund.

Distributions received from the Strategic Dividend Income Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year.  The Strategic Dividend Income Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Strategic Dividend Income Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Strategic Dividend Income Fund shareholder may represent a return of capital.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

Futures Contracts and Options on Futures Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur.  However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of  each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities.  At February 28, 2015, the Short Duration Bond Fund had investments in illiquid securities with a total value of $2,451,564 or 6.1% of total net assets.  At February 28, 2015 the Strategic Dividend Income Fund did not hold any illiquid securities.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

Information concerning illiquid securities held in the Short Duration Bond Fund is as follows:

Security	Par/Shares	Dates Acquired	Cost Basis
Longtrain Leasing III
Series 2015-1A, Class A1	$267,634	1/2015	$267,617
Pitney Bowes International Holdings
Series F	500	2/2015	531,250
Social Professional Loan Program
Series 2014-B, Class A1	$269,839	1/2015	270,507
Social Professional Loan Program
Series 2015-A, Class A1	500,000	1/2015	500,000
Symetra Financial	655,000	1/2015	685,295
Volvo Financial Equipment
Series 2013-1A, Class C	200,000	1/2015	200,759

3.	SECURITIES VALUATION

The Funds have adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Funds’ view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, ETFs, MLP’s and real estate investment trusts (“REITS”) that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  If the market for a particular security is not active, and the mean between bid and ask is used, these securities categorized in Level 2 of the fair value hierarchy.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

Exchange Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Mortgage and Asset Backed Securities – Mortgage and asset backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of February 28, 2015:

Short Duration Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,025,697	$—	$15,025,697
U.S. Government Securities	—	11,814,419	—	11,814,419
Asset Backed Securities	—	10,392,603	267,617	10,660,220
Mortgage Backed Securities	—	1,420,778	—	1,420,778
Preferred Stock	—	529,844	—	529,844
Short-Term Investment	328,835	—	—	328,835
Total investments in securities	$328,835	$39,183,341	$267,617	$39,779,793

As of February 28, 2015, the Fund’s investments in other financial instruments* were classified as follows:

Short Futures Contracts	$3,285	$—	$—	$3,285

Strategic Dividend Income Fund	Level 1	Level 2	Level 3	Total
REIT Common Stock	$41,227,748	$—	$—	$41,227,748
Other Common Stock	17,718,823	—	—	17,718,823
Master Limited Partnerships	9,914,870	—	—	9,914,870
REIT Preferred Stock	7,328,224	915,790	—	8,244,014
U.S. Government Securities	—	5,841,635	—	5,841,635
Corporate Bonds	—	1,067,445	—	1,067,445
Exchange-Traded Fund	161,713	—	—	161,713
Short-Term Investment	724,680	—	—	724,680
Total investments in securities	$77,076,058	$7,824,870	$—	$84,900,928

As of February 28, 2015, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$(33,964)	$—	$—	$(33,964)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to each Fund’s Schedule of Investments for additional industry information.  Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2015, the Funds recognized no transfers between levels.

As of February 28, 2015, the value of the Short Duration Bond Fund’s Level 3 security was $267,617.  The Level 3 investments as of February 28, 2015 represented 0.7% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.  As of February 28, 2015, the Strategic Dividend Income Fund did not hold any Level 3 securities.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

The following is a reconciliation of Level 3 assets held in the Short Duration Bond Fund for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 12/16/2014(1)	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	267,617
Transfers into and/or out of Level 3	—
Balance as of 2/28/2015	$267,617
Net unrealized depreciation of Level 3 Securities as of February 28, 2015	$—

(1)	Inception date of the Fund.

4.	DERIVATIVES TRANSACTIONS

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information – The average monthly market values of written options during the period ended February 28, 2015, was $0 and $2,759 for the Short Duration Bond Fund and Strategic Dividend Income Fund, respectively. The average monthly notional amount of long futures contracts during the period ended February 28, 2015 was $0 and $130,875 for the Short Duration Bond Fund and Strategic Dividend Income Fund, respectively.  The average monthly notional amount of short futures contracts during the period ended February 28, 2015 was $(763,789) and $0 for the Short Duration Bond Fund and Strategic Dividend Income Fund, respectively.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

	Short Duration Bond Fund		Strategic Dividend Income Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Beginning Balance	—	$—	—	$—
Options written	—	—	(43)	(6,106)
Options closed	—	—	—	—
Options expired	—	—	—	—
Option exercised	—	—	43	6,106
Outstanding at February 28, 2015	—	$—	—	$—

As of February 28, 2015, the Short Duration Bond Fund held 17 short equity contracts for delivery in June 2015. The Short Duration Bond Fund has recorded an unrealized gain of $3,285 as of February 28, 2015 related to these contracts. As of February 28, 2015, the Strategic Dividend Income Fund had 15 equity contracts for delivery in March 2015 and 9 equity contracts for delivery in April 2015. The Strategic Dividend Income Fund has recorded an unrealized loss of $(33,964) as of February 28, 2015 related to these contracts.

The locations on the Statement of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of February 28, 2015 on the Statement of Assets and Liabilities:

Short Duration Bond Fund

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation on		depreciation on
Interest Rate Contracts – Futures*futures contracts		$3,285	futures contracts	$—
Total		$3,285		$—

Strategic Dividend Income Fund

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation on		depreciation on
Equity Contracts – Futures*	futures contracts	$—	futures contracts	$(33,964)
Total		$—		$(33,964)

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

The effect of Derivative Instruments on the Statement of Operations for the period ended February 28, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Short Duration Bond Fund		Strategic Dividend Income Fund
Derivatives not accounted for as		Written		Written
hedging instruments under ASC 815	Futures	Options	Futures	Options
Interest Rate Contracts	$3,850	$—	$—	$—
Equity Contracts	—	—	(792)	—
Total	$3,850	$—	$(792)	$—

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Short Duration Bond Fund		Strategic Dividend Income Fund
Derivatives not accounted for as		Written		Written
hedging instruments under ASC 815	Futures	Options	Futures	Options
Interest Rate Contracts	$3,284	$—	$—	$—
Equity Contracts	—	—	(33,964)	—
Total	$3,284	$—	$(33,964)	$—

5.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Short Duration Bond Fund	0.35%
Strategic Dividend Income Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) based upon the average daily net assets of the Funds do not exceed the following annual rates:

Fund	Investor Class	Institutional Class
Short Duration Bond Fund	—	0.45%
Strategic Dividend Income Fund	1.20%	0.95%

Waived and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect through at least December 31, 2016.  During the period ended February 28, 2015, the Adviser did not recoup any previously waived fees.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	8/31/2016	8/31/2017	8/31/2018
Short Duration Bond Fund	$ —	$ —	$39,413
Strategic Dividend Income Fund	131,161	87,230	43,477

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended February 28, 2015 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

6.	DISTRIBUTION COSTS

The Strategic Dividend Income Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Strategic Dividend Income Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Strategic Dividend Income Fund.  Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  For the period ended February 28, 2015, the Strategic Dividend Income Fund’s Investor Class incurred expenses of $64 pursuant to the Plan.

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

7.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Short Duration Bond Fund	Strategic Dividend Income Fund
	For the Period	For the	For the
	Inception through	Period Ended	Year Ended
	February 28,	February 28,	August 31,
	2015(1)	2015(2)	2014
Investor Class:
Shares sold	—	16,433	—
Shares issued to holders
in reinvestment of dividends	—	370	—
Shares redeemed	—	—	—
Increase in Investor Class
shares outstanding	—	16,803	—
Institutional Class:
Shares sold	3,995,608	136,927	1,263,804
Shares issued to holders
in reinvestment of dividends	4,277	207,813	199,181
Shares redeemed	—	(486,885)	(95,001)
Increase (decrease) in Institutional Class
shares outstanding	3,999,885	(146,145)	1,367,984
Net increase (decrease) in shares outstanding	3,999,885	(129,342)	1,367,984

(1)	Inception date of the Short Duration Bond Fund was December 16, 2014.
(2)	Inception date of the Strategic Dividend Income Fund’s Investor Class was December 16, 2014.

8.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the periods ended February 28, 2015, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Short Duration Bond Fund	$35,559,657	$23,289,661	$28,021,318	$859,601
Strategic Dividend Income Fund	$—	$368,140	$33,300,501	$35,483,235

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

9.	FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at February 28, 2015 were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Short Duration Bond Fund	$90,655	$(17,765)	$72,890	$39,706,903
Strategic Dividend Income Fund	10,872,919	(699,888)	10,173,031	74,727,897

At August 31, 2014, the most recently completed fiscal year end, components of distributable earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Gains	Appreciation	Earnings
Short Duration Bond Fund	$—	$—	$—	$—	$—
Strategic Dividend Income Fund	1,625,164	1,269,647	—	9,898,094	12,792,905

As of August 31, 2014, the Strategic Dividend Income Fund had no capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Strategic Dividend Income Fund’s taxable year subsequent to October 31 and December 31, 2014, respectively. For the taxable year ended August 31, 2014, the Strategic Dividend Income Fund did not defer any qualified late year losses.

For the period ended February 28, 2015, the Funds paid the following distributions to shareholders:

	Ordinary	Long Term
Fund	Income*	Capital Gains**	Total
Short Duration Bond Fund	$42,910	$—	$42,910
Strategic Dividend Income Fund	2,860,126	1,423,220	4,283,346

For the period ended August 31, 2014, the Funds paid the following distributions to shareholders:

	Ordinary	Long Term
Fund	Income*	Capital Gains**	Total
Short Duration Bond Fund	$—	$—	$—
Strategic Dividend Income Fund	3,704,090	—	3,704,900

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates long term capital gain dividends pursuant to Sec. 852(b)(3)(C).

ADVANTUS FUNDS

Notes to Financial Statements (Unaudited) – Continued
February 28, 2015

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2015, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Short Duration Bond Fund	Minnesota Life Insurance Company	75.0%
Short Duration Bond Fund	Advantus Capital Management, Inc.	25.0%
Strategic Dividend Income Fund	Minnesota Life Insurance Company	30.9%
Strategic Dividend Income Fund	Comerica Bank	28.5%
Strategic Dividend Income Fund	Wells Fargo Bank	25.7%

11.	CHANGE IN INDEPENDENT ACCOUNTANT

On November 18, 2014, the appointment of Ernst &Young, LLP (“E&Y”) as the Advantus Strategic Dividend Income Fund independent registered public accountants ended, and upon the recommendation of the Trust’s Audit Committee and approval of the Board of Trustees, the Strategic Dividend Income Fund engaged Cohen Fund Audit Services, LTD as the Strategic Dividend Income Fund’s principal independent auditors for the fiscal year ending August 31, 2015.  E&Y had serviced as the principal independent auditor for each of the previous fiscal years ending August 31, 2012 through August 31, 2014.  The reports of E&Y on the financial statements of the Strategic Dividend Income Fund for such periods contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.  During the Strategic Dividend Income Fund’s fiscal years ended August 31, 2012 through August 31, 2014 (and the interim period ended November 18, 2014) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused E&Y to make references thereto in their report on the financial statements of such years.

12.	SUBSEQUENT EVENTS

On March 30, 2015, the Strategic Dividend Income Fund paid an income distribution to the Investor Class in the amount of $1,045 or $0.06216 per share and to the Institutional Class in the amount of $480,806 or $0.06755 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

ADVANTUS FUNDS

Additional Information (Unaudited)
February 28, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT –
ADVANTUS SHORT DURATION BOND FUND

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on November 18-19, 2014, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the proposed Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and Advantus Capital Management, Inc. (“Advantus”) regarding the Advantus Short Duration Bond Fund (the “Fund”). The Fund is a newly organized series of the Trust.

Prior to and at the November 18-19, 2014 meeting and at a meeting held on August 19-20, 2014, the Trustees received and considered information from Advantus and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement (“Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement and the Support Materials with Trust management and counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by Advantus with respect to the Fund; (2) the cost of the services to be provided and the profits to be realized by Advantus from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Advantus resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Advantus’ presentation and the Support Materials, the Board concluded that the overall arrangements between the Trust and Advantus, as will be set forth in the Investment Advisory Agreement as it relates to the Fund are fair and reasonable in light of the services that Advantus will perform, investment advisory fees the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to the Fund, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Advantus on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees also considered Advantus’ capitalization and assets under management. The Trustees considered that Advantus manages approximately $31 billion in client assets, and is a wholly-owned subsidiary of Securian Financial Group, Inc. The Trustees noted the sound performance of the Advantus Strategic Dividend Income Fund, an existing series of the Trust managed by Advantus. The Trustees also considered the investment philosophy of the portfolio managers and their extensive

ADVANTUS FUNDS

Additional Information (Unaudited) – Continued
February 28, 2015

experience managing the types of securities in which the Fund will invest. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Advantus proposes to provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the Fund will pay to Advantus under the Investment Advisory Agreement in the amount of 0.35% of the Fund’s average annual daily net assets, as well as Advantus’ projected profitability from services that Advantus will render to the Fund.  In that regard, the Trustees noted that Advantus expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees paid by the Fund. The Trustees also noted that while the management fees that Advantus charges to separately managed accounts with similar investments strategies to those of the Fund are lower than the advisory fee for the Fund, Advantus has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, that justify the higher fee. The Trustees also noted that Advantus had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reimburse the Fund for its operating expenses and to reduce its management fees to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 0.70% of the average daily net assets of the Fund’s Investor Class and 0.45% of the average daily net assets of the Fund’s Institutional Class. The Trustees concluded that Advantus’ service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Fund will bear and those of funds in the same Morningstar benchmark category. The Trustees noted that the Fund’s management fee was slightly lower than both the average and median management fees reported for the benchmark category. They also noted that the projected total expenses of the Fund’s Institutional Class were lower and Investor Class shares were higher than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category. The Trustees further took into account that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Advantus’ proposed advisory fee is reasonable.

Economies of Scale.  The Trustees then considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees noted that the Fund is newly organized and that an increase in assets would most likely not lead to a correspondingly proportionate decrease in the level of advisory services that Advantus would need to provide to the Fund for the foreseeable future. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees noted that Advantus utilizes soft dollar arrangements with respect to portfolio transactions but that such arrangements are not generally available for the types of securities in which the Fund is expected to invest.  The Trustees further noted that affiliated brokers will not be used to execute portfolio transactions of the Fund. While the Trustees acknowledged that Rule 12b-1 fees may be paid to Advantus or its affiliates as compensation for distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Advantus and its affiliates expect to incur will exceed any Rule 12b-1 payments from the Fund. The Trustees concluded that Advantus will not receive any additional material financial benefits from services rendered to the Fund.

ADVANTUS FUNDS

Additional Information (Unaudited) – Continued
February 28, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT –
ADVANTUS STRATEGIC DIVIDEND INCOME FUND

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees present in person who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Advantus Capital Management, Inc. (“Advantus”) regarding the Advantus Strategic Dividend Income Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2015, the Trustees received and considered information from Advantus and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Advantus with respect to the Fund; (2) the cost of the services provided and the profits realized by Advantus from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Advantus resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Advantus, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Advantus set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that Advantus performs, investment advisory fees the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Advantus provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Advantus on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees noted Advantus’ capitalization and the fact that it is a wholly-owned subsidiary of Securian Financial Group, Inc.  The Trustees also considered Advantus’ significant level of assets under management, as well as the investment performance of the Fund compared to its benchmarks and to the composite of accounts that Advantus advises with similar investment strategies to that of the Fund. The Trustees noted that the Fund has outperformed its custom blended benchmark, which is more representative of the

ADVANTUS FUNDS

Additional Information (Unaudited) – Continued
February 28, 2015

Fund’s investment strategy than the S&P 500, since the Fund’s September 12, 2012 inception through December 31, 2014. The Trustees further noted that the Fund’s performance was consistent with the performance of its composite over all relevant time periods. The Trustees also considered the investment philosophy of the portfolio managers and their extensive experience managing the types of securities in which the Fund invests.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Advantus provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the annual management fee that the Fund pays to Advantus under the Investment Advisory Agreement, as well as Advantus’ profitability from services that it rendered to the Fund during the 12 month period ended June 30, 2014.  In that regard, the Trustees noted that Advantus subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund.  The Trustees noted that while the management fees that Advantus charges to separately managed accounts with similar investments strategies and asset levels to those of the Fund are generally lower than the advisory fee for the Fund, Advantus has additional responsibilities with respect to the Fund, that justify the higher fee, including more frequent trading and cash management stemming from the Fund’s daily subscriptions and redemptions, additional compliance and shareholder servicing obligations, and the preparation of Board and shareholder materials.  The Trustees also noted that Advantus has contractually agreed to reduce its management fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees concluded that Advantus’ service relationship with the Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s management fee was higher than the average and median management fees reported for the benchmark category, but also considered the differences between the strategy and portfolio composition of the Fund and the majority of funds that comprise the benchmark category, including the fact that the Fund’s strategy is less focused on bonds than many of the funds comprising the benchmark category.  They also considered that the total expenses of the Fund (after waivers and expense reimbursements) were higher than the average total expenses  reported for the benchmark category, but noted that average net assets of the funds comprising the benchmark category were significantly higher than the assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Advantus’ advisory fee continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered that Advantus had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees considered the extent to which Advantus utilizes soft dollar arrangements with respect to portfolio transactions, and noted that affiliated brokers are not used to execute the portfolio transactions of the Fund.  The Trustees concluded that Advantus will not receive any additional financial benefits from services rendered to the Fund.

ADVANTUS FUNDS

Additional Information (Unaudited) – Continued
February 28, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

ADVANTUS FUNDS

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies, that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Advantus Capital Management, Inc.
400 Robert St. North
St. Paul, MN 55101-2098

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     May 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     May 4, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     May 4, 2015

* Print the name and title of each signing officer under his or her signature.